TYPE			13F-HR
PERIOD			03/31/04
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  May 13, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	58
Form 13F Information Table Value Total:	$809,834

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acadia Realty Trust                             004239109    14219  1007700 SH       SOLE                  1007700
Agree Realty Corp                               008492100     4474   138900 SH       SOLE                   138900
Alexandria Real Estate Equitie                  015271109    13526   214700 SH       SOLE                   214700
American Home Mortgage                          02660R107     5178   179800 SH       SOLE                   179800
Arden Realty Group, Inc.                        039793104    15853   490340 SH       SOLE                   490340
Avalon Bay Communities                          053484101    29112   543345 SH       SOLE                   543345
BRE Properties, Inc.                            05564E106    12704   370150 SH       SOLE                   370150
Boston Properties                               101121101    19012   350060 SH       SOLE                   350060
Brandywine Realty Trust                         105368203    19430   636010 SH       SOLE                   636010
Camden Property Trust                           133131102     1419    31559 SH       SOLE                    31559
Capital Automotive REIT                         139733109     6091   172500 SH       SOLE                   172500
CarrAmerica Realty Corp.                        144418100      410    12100 SH       SOLE                    12100
Catellus Development Corp                       149113102    12197   468941 SH       SOLE                   468941
Chelsea Property Group                          163421100    21510   341750 SH       SOLE                   341750
Developers Diversified Realty                   251591103    17796   440500 SH       SOLE                   440500
Equity Office Properties Trust                  294741103    25978   899189 SH       SOLE                   899189
Equity Residential Properties                   29476L107    18834   630950 SH       SOLE                   630950
Essex Property Trust, Inc.                      297178105     7627   116440 SH       SOLE                   116440
Federal Realty Investment Trus                  313747206    17177   371800 SH       SOLE                   371800
First Industrial Realty Trust,                  32054K103      438    11100 SH       SOLE                    11100
First Potomac Realty Trust                      33610F109     7434   355700 SH       SOLE                   355700
General Growth Properties                       370021107    31709   902100 SH       SOLE                   902100
Health Care Property Trust                      421915109    16009   565700 SH       SOLE                   565700
Healthcare REIT Inc                             42217K106      540    13300 SH       SOLE                    13300
Hersha Hospitality Trust                        427825104     8628   814000 SH       SOLE                   814000
Highland Hospitality Corp                       430141101     9068   773700 SH       SOLE                   773700
Highwoods Properties, Inc.                      431284108    13682   522000 SH       SOLE                   522000
Hilton Hotels Corp                              432848109    12195   750450 SH       SOLE                   750450
Hospitality Properties Trust                    44106M102      325     7000 SH       SOLE                     7000
Host Marriott Corp                              44107P104    14657  1146900 SH       SOLE                  1146900
ISTAR Financial, Inc.                           45031U101      516    12200 SH       SOLE                    12200
Keystone Property Trust                         493596100    10188   419100 SH       SOLE                   419100
Kimco Realty Corp.                              49446R109    28720   563350 SH       SOLE                   563350
Liberty Property Trust                          531172104     1636    36350 SH       SOLE                    36350
Luminent Mortgage Capital                       550278303     2254   159300 SH       SOLE                   159300
Macerich Company                                554382101    34681   643430 SH       SOLE                   643430
Mack Cali Realty Corporation                    554489104      404     9000 SH       SOLE                     9000
Maguire Properties Inc.                         559775101     1073    41900 SH       SOLE                    41900
Mid-America Apartment Communit                  59522J103      260     7000 SH       SOLE                     7000
Mills Corp                                      601148109    17575   329800 SH       SOLE                   329800
One Liberty Properties Inc.                     682406103    12409   550300 SH       SOLE                   550300
Pennsylvania REIT                               709102107    29138   773700 SH       SOLE                   773700
Post Properties, Inc.                           737464107    19060   661800 SH       SOLE                   661800
Prologis Trust                                  743410102    38587  1075759 SH       SOLE                  1075759
Public Storage, Inc.                            74460D109    14525   298500 SH       SOLE                   298500
Reckson Associates                              75621K106    22979   816600 SH       SOLE                   816600
SL Green Realty                                 78440X101    17537   367650 SH       SOLE                   367650
Shurgard Storage Centers, Inc.                  82567D104    14264   357500 SH       SOLE                   357500
Simon Property Group, Inc.                      828806109    34290   586750 SH       SOLE                   586750
Sizeler Property Investors                      830137105      173    14900 SH       SOLE                    14900
Starwood Hotels & Resorts Worl                  85590A203    32019   790600 SH       SOLE                   790600
Trizec Properties Inc.                          89687P107    22539  1314200 SH       SOLE                  1314200
United Dominion Realty                          910197102    11778   600310 SH       SOLE                   600310
Ventas Inc.                                     92276F100    19145   696700 SH       SOLE                   696700
Vornado Realty Trust                            929042109    31101   514230 SH       SOLE                   514230
Weingarten Realty Investment T                  948741103    15056   435150 SH       SOLE                   435150
Kilroy Realty Corp Series E                     49427F405      353    12800 SH       SOLE                    12800
Maguire Properties Inc. - Clas                  559775200      343    13300 SH       SOLE                    13300